Schedule of variations in debentures and financial instruments (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Total Debentures and financial instruments	€ 6,170	€ 7,280
USD EUR Exch. impact	(78)
FV adjustments	374
Amortised costs	1,292
Impact Of Exchange Agreement - Cash	(385)
Impact Of Exchange Agreement - Exchange	(2,437)
Impact Of Exchange Agreement - Debt Issuance Costs	(171)
Impact Of Placement - Reimburs. Of Non Convertible Debentures	(1,526)
Impact Of Placement - Equity Classif. of Warrants	1,821
Convertible Debt [Member]
Total Debentures and financial instruments	0	7,085
USD EUR Exch. impact	(34)
FV adjustments	282
Impact Of Exchange Agreement - Cash	(385)
Impact Of Exchange Agreement - Exchange	(6,948)
Placement Agent Warrants [Member]
Total Debentures and financial instruments	183	0
USD EUR Exch. impact	2
FV adjustments	(11)
Impact Of Placement - Equity Classif. of Warrants	192
Total Financial Instruments [Member]
Total Debentures and financial instruments	1,754	195
USD EUR Exch. impact	19
FV adjustments	92
Impact Of Exchange Agreement - Exchange	(373)
Impact Of Placement - Equity Classif. of Warrants	1,821
Non Convertible Debentures [Member]
Total Debentures and financial instruments	4,416
USD EUR Exch. impact	(62)
Amortised costs	1,292
Impact Of Exchange Agreement - Exchange	4,883
Impact Of Exchange Agreement - Debt Issuance Costs	(171)
Impact Of Placement - Reimburs. Of Non Convertible Debentures	(1,526)
Outstanding Nominal Amount [Member]
Total Debentures and financial instruments	8,000	10,500
Impact Of Exchange Agreement - Cash	(500)
Impact Of Placement - Reimburs. Of Non Convertible Debentures	(2,000)
TotalDebentures [Member]
Total Debentures and financial instruments	4,416	7,085
USD EUR Exch. impact	(96)
FV adjustments	282
Amortised costs	1,292
Impact Of Exchange Agreement - Cash	(385)
Impact Of Exchange Agreement - Exchange	(2,065)
Impact Of Exchange Agreement - Debt Issuance Costs	(171)
Impact Of Placement - Reimburs. Of Non Convertible Debentures	(1,526)
InvestorWarrants2007 [Member]
Total Debentures and financial instruments		195
FV adjustments	178
Impact Of Exchange Agreement - Exchange	(373)
InvestorWarrants2012 [Member]
Total Debentures and financial instruments	1,571	0
USD EUR Exch. impact	17
FV adjustments	(75)
Impact Of Placement - Equity Classif. of Warrants	€ 1,629